Segmental reporting - Analysis of results by business (Details) £ in Millions		12 Months Ended
		Dec. 31, 2018 GBP (£) Employees		Dec. 31, 2017 GBP (£) Employees		Dec. 31, 2016 GBP (£) Employees
Disclosure of operating segments [line items]
Total income		£ 21,136	[1]	£ 21,076		£ 21,451
Credit impairment (charges)/releases and other provisions		(1,468)		(2,336)		(2,373)
Net operating income/(expenses)		19,668		18,740		19,078
Operating costs		(13,627)		(13,884)
UK Bank levy		(269)		(365)		(410)
GMP charge		(140)
Litigation and conduct		(2,207)		(1,207)
Total operating expenses		(16,243)		(15,456)		(16,338)
Other net (expenses)/income		69		257	[2]
Profit (loss) before tax		3,494		3,541		3,230
Total assets		£ 1,133,283		£ 1,133,248	[3]	1,213,126	[3],[4]
Number of employees (full time equivalent) | Employees	[5]	83,500		79,900
Continuing operations [member]
Disclosure of operating segments [line items]
Total income		£ 21,136		£ 21,076		21,451
Credit impairment (charges)/releases and other provisions						(2,373)
Net operating income/(expenses)						19,078
Operating costs						(14,565)
UK Bank levy						(410)
Litigation and conduct						(1,363)
Total operating expenses						(16,338)
Other net (expenses)/income	[2]					490
Profit (loss) before tax		3,494		3,541		3,230
Total assets	[4]					£ 1,213,000
Number of employees (full time equivalent) | Employees	[6]					119,300
Operating segments [member] | Barclays UK [member]
Disclosure of operating segments [line items]
Total income		7,383	[1]	7,383
Credit impairment (charges)/releases and other provisions		(826)		(783)
Net operating income/(expenses)		6,557		6,600
Operating costs		(4,075)		(4,030)
UK Bank levy		(46)		(59)
GMP charge		0
Litigation and conduct		(483)		(759)
Total operating expenses		(4,604)		(4,848)
Other net (expenses)/income		3		(5)	[2]
Profit (loss) before tax		1,956		1,747
Total assets		£ 249,700		£ 237,400
Number of employees (full time equivalent) | Employees	[5]	22,600		22,800
Operating segments [member] | Barclays UK [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income						£ 7,517
Credit impairment (charges)/releases and other provisions						(896)
Net operating income/(expenses)						6,621
Operating costs						(3,792)
UK Bank levy						(48)
Litigation and conduct						(1,042)
Total operating expenses						(4,882)
Other net (expenses)/income	[2]					(1)
Profit (loss) before tax						1,738
Total assets	[4]					£ 209,600
Number of employees (full time equivalent) | Employees	[6]					36,000
Operating segments [member] | Barclays International [member]
Disclosure of operating segments [line items]
Total income		£ 14,026	[1]	£ 14,382
Credit impairment (charges)/releases and other provisions		(658)		(1,506)
Net operating income/(expenses)		13,368		12,876
Operating costs		(9,324)		(9,321)
UK Bank levy		(210)		(265)
GMP charge		0
Litigation and conduct		(127)		(269)
Total operating expenses		(9,661)		(9,855)
Other net (expenses)/income		68		254	[2]
Profit (loss) before tax		3,775		3,275
Total assets		£ 862,100		£ 856,100
Number of employees (full time equivalent) | Employees	[5]	12,400		11,500
Operating segments [member] | Barclays International [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income						£ 14,995
Credit impairment (charges)/releases and other provisions						(1,355)
Net operating income/(expenses)						13,640
Operating costs						(9,129)
UK Bank levy						(284)
Litigation and conduct						(48)
Total operating expenses						(9,461)
Other net (expenses)/income	[2]					32
Profit (loss) before tax						4,211
Total assets	[4]					£ 648,500
Number of employees (full time equivalent) | Employees	[6]					36,900
Operating segments [member] | Barclays Non-core [member]
Disclosure of operating segments [line items]
Total income	[7]			£ (530)
Credit impairment (charges)/releases and other provisions	[7]			(30)
Net operating income/(expenses)	[7]			(560)
Operating costs	[7]			(256)
UK Bank levy	[7]			0
Litigation and conduct	[7]			(28)
Total operating expenses	[7]			(284)
Other net (expenses)/income	[2],[7]			197
Profit (loss) before tax	[7]			(647)
Total assets	[7]			£ 0
Number of employees (full time equivalent) | Employees	[5],[7]			0
Operating segments [member] | Barclays Non-core [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income						£ (1,164)
Credit impairment (charges)/releases and other provisions						(122)
Net operating income/(expenses)						(1,286)
Operating costs						(1,509)
UK Bank levy						(76)
Litigation and conduct						(246)
Total operating expenses						(1,831)
Other net (expenses)/income	[2]					331
Profit (loss) before tax						(2,786)
Total assets	[4]					£ 279,700
Number of employees (full time equivalent) | Employees	[6]					5,500
Head Office [member]
Disclosure of operating segments [line items]
Total income		£ (273)	[1]	£ (530)
Credit impairment (charges)/releases and other provisions		16		(30)
Net operating income/(expenses)		(257)		(560)
Operating costs		(228)		(256)
UK Bank levy		(13)		0
GMP charge		(140)
Litigation and conduct		(1,597)		(28)
Total operating expenses		(1,978)		(284)
Other net (expenses)/income		(2)		197	[2]
Profit (loss) before tax		(2,237)		(647)
Total assets		£ 21,500		£ 39,700
Number of employees (full time equivalent) | Employees	[5]	48,500		45,600
Head Office [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Total income						£ 103
Credit impairment (charges)/releases and other provisions						0
Net operating income/(expenses)						103
Operating costs						(135)
UK Bank levy						(2)
Litigation and conduct						(27)
Total operating expenses						(164)
Other net (expenses)/income	[2]					128
Profit (loss) before tax						67
Total assets	[4]					£ 75,200
Number of employees (full time equivalent) | Employees	[6]					100

[1]	£351m of certain legacy capital instrument funding costs are now charged to Head O ffice, the impact of which would have been materially the same if the charges had been included in full year 2017.
[2]

Other net income/(expenses) represents the share of post-tax results of associates and joint ventures, profit (or loss) on disposal of subsidiaries, associates and joint ventures, and gains on acquisitions.

[3]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[4]	Africa Banking assets held for sale were reported in Head Office for 2016.
[5]

b As a result of the establishment of Barclays Execution Services in September 2017, employees who are now employed by Barclays Execution Services and who were previously allocated to, or were within, Barclays UK and Barclays International are now reported in Head Office.

[6]	Number of employees included 40,800 in relation to Africa Banking for 2016.
[7]

d The Non-Core segment was closed on 1 July 2017 with the residual assets and liabilities reintegrated into, and associated financial performance subsequently reported in, Barclays UK, Barclays International and Head Office. Financial re sults up until 30 June 2017 are reflected in the Non-Core segment for 2017. Comparative results have not been restated.